Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Cash flows from operating activities
Net loss	$ (2,073,690)	$ (567,131)	$ (1,990,162)	$ (66,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note discount	10,000
Amortization		20,503	20,503
Impairment of assets		95,066
Impairment of intangible asset			94,952
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(18,753)	13,767	13,767	5,575
Accounts payable and accrued expenses	1,298,449	186,578	233,182	(1,143)
Accrued payroll - related party		16,500	16,500	49,000
Net cash used in operating activities	(783,994)	(234,717)	(1,611,258)	(13,010)
Investing activities
Purchase of intangible assets				(21,370)
Net cash used in investing activities				(21,370)
Cash flows from financing activities
Cash received for shares issued	722,935	977,828	1,235,477
Cash received for shares to be issued	50,020		545
Treasury repurchase		(435,000)	(435,000)
Payment for cancelled shares	(6,150)
Proceeds from issuance of convertible notes payable			250,000
Proceeds from related party loan	127,500		608,319	34,380
Payments on related party loan	(86,000)
Net cash provided by financing activities	808,305	542,828	1,659,341	34,380
Net increase (decrease) in cash	24,312	308,111	48,083
Cash, beginning of period	48,197	114	114	114
Cash, end of period	72,508	308,225	48,197	114
Cash paid for income taxes
Cash paid for interest	17,352
Supplemental schedule for non-cash investing and financing activities
Contribution from settlement of related party liabilities		146,593	146,593
Original issue discount on convertible note	$ 20,000		20,000
Common stock issued for intangible assets				$ 90,600